Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 29,497	$ 75,765
Trade receivables (including related party receivables of $0.3 million and $0.5 million as of September 30, 2012 and December 31, 2011, respectively), net of allowance for doubtful accounts	109,520	70,968
Accrued contract receivables (including related party receivables of $1.8 million and $3.3 million as of September 30, 2012 and December 31, 2011)	71,991	98,203
Prepayments	19,271	22,664
Assets Held-for-sale, Current	17,340	0
Other receivables and current assets (including related party receivables of $4.0 million and $5.5 million as of September 30, 2012 and December 31, 2011, respectively)	40,288	49,726
Total current assets	287,907	317,326
Property and equipment, net	12,829	5,922
Intangible assets, net	106,896	91,192
Equity method investments	0	2,270
Goodwill	70,450	52,956
Other assets	12,174	11,865
Total non-current assets	202,349	164,205
Total assets	490,256	481,531
Current liabilities:
Accounts payable	38,853	41,565
Accrued liabilities	70,941	49,621
Deferred revenue and current portion of deferred government grant	11,043	6,217
Current portion of acquisition related liabilities	35,850	26,900
Current portion of long-term debt and short-term financings	233	2,881
Income tax liabilities	7,912	9,883
Total current liabilities	164,832	137,067
Long-term debt	15,297	6,859
Deferred government grant - non-current	1,845	3,162
Acquisition related liabilities - non-current	2,215	18,772
Other non-current liabilities	18,265	18,180
Total liabilities	202,454	184,040
Commitments and contingencies (See Note 13)
Shareholders' equity:
Share capital, nominal value GBP 0.05, 100,000,000 ordinary shares authorized; 64,997,427 and 61,790,985 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively	5,404	5,148
Additional paid-in capital	390,877	346,031
Accumulated deficit	(85,960)	(34,726)
Accumulated other comprehensive income	(22,519)	(19,046)
Total Velti shareholders' equity	287,802	297,407
Non-controlling interests	0	84
Total equity	287,802	297,491
Total liabilities and shareholders' equity	$ 490,256	$ 481,531